Cushing® SMID Growth Focused Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2020

	Shares	Fair Value
Common Stock - 97.8%
Aerospace & Defense - 3.1%
United States - 3.1%
Mercury Systems, Inc. (1)	1,540	$116,640

Biotechnology - 13.3%
United Kingdom - 3.8%
Amarin Corporation plc (1)	18,538	143,855
United States - 9.5%
Alnylam Pharmaceuticals, Inc. (1)	945	125,345
Exact Sciences Corporation (1)	1,369	103,072
Flexion Therapeutics (1)	11,347	132,306
		504,578
Chemicals - 3.7%
United States - 3.7%
Ingevity Corporation (1)	2,462	138,291

Electronic Equipment - 4.5%
United States - 4.5%
Akoustis Technologies, Inc. (1)	21,501	170,503

Financial Services - 4.6%
United States - 4.6%
SVB Financial Group (1)	681	173,914

Healthcare - 3.7%
United States - 3.7%
Teladoc Health, Inc. (1)	642	138,473

Healthcare Equipment & Supplies - 11.2%
United States - 6.8%
Abiomed, Inc. (1)	347	106,744
Cytosorbents Corporation (1)	17,877	150,882
Jersey - 4.4%
Novocure Ltd. (1)	2,012	166,493
		424,119
IT Services - 4.4%
United States - 4.4%
Twilio, Inc. (1)	613	165,363

Machinery - 12.6%
Israel - 4.0%
Kornit Digital Ltd (1)	2,443	151,295
United States - 8.6%
Charts Industrials, Inc. (1)	2,870	188,616
Evoqua Water Technologies Corporation (1)	6,738	137,859
		477,770
Pharmaceuticals - 6.6%
United Kingdom - 3.4%
GW Pharmaceuticals plc (1)	1,232	128,066
United States - 3.2%
Aerie Pharmaceuticals, Inc. (1)	10,973	120,703
		248,769

Professional Services - 3.9%
United States - 3.9%
CoStar Group, Inc. (1)	174	147,656

Software - 21.6%
United States - 21.6%
Everbridge, Inc. (1)	1,227	182,345
Hubspot, Inc. (1)	624	187,000
Rapid7, Inc. (1)	2,582	166,720
Ringcentral, Inc. (1)	452	131,428
Smartsheet, Inc. (1)	2,753	150,121
		817,614
Specialty Retail - 4.6%
United States - 4.6%
Five Below, Inc. (1)	1,590	174,026

Total Common Stock (Cost $3,249,289)		$3,697,716

	Shares	Fair Value
Short-Term Investments - Investment Companies - 3.9%
United States - 3.9%
First American Government Obligations Fund - Class X, 0.07%(2)	74,768	$74,768
First American Treasury Obligations Fund - Class X, 0.07%(2)	74,768	74,768
Total Short-Term Investments (Cost $149,536)		$149,536

Total Investments - 101.7% (Cost $3,398,825)		$3,847,252
Other Assets in Excess of Liabilities - (1.7)%		(65,619)
Total Net Assets Applicable to Unitholders - 100.0%		$3,781,633

Percentages are stated as a percent of net assets.
(1)	No distribution or dividend was made during the period ended August 31, 2020. As such, it is classified as a non-income producing security as of August 31, 2020.
(2)	Rate reported is the current yield as of August 31, 2020.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2020	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$3,697,716	$3,697,716	$-	$-
Total Equity Securities	3,697,716	3,697,716	-	-
Other
Short Term Investments (a)	149,536	149,536	-	-
Total Other	149,536	149,536	-	-
Total Assets	$3,847,252	$3,847,252	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended August 31, 2020.

Transfers into and out of each level are measured at fair value at the end of the period. There were no transfers between any levels during the period ended August 31, 2020.